Financial instruments and fair value disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments and fair value disclosures
Schedule of financial instruments and their carrying amounts

As at December 31, 2017:

	Financial	Derivative
	assets at	instruments		Available-for-
	fair value	in a qualifying		sale
	through	hedging	Loans and	financial		Total carrying
	earnings	relationship	receivables	assets	Other	amount
Financial assets:
Current:
Cash and cash equivalents	$—	$—	$19.1	$—	$—	$19.1
Trade and other receivables:
Trade accounts receivable	—	—	273.1	—	—	273.1
Orbital receivables	—	—	30.0	—	—	30.0
Other receivables	—	—	8.9	—	36.2	45.1
	—	—	312.0	—	36.2	348.2
Financial assets, other:
Short-term investments	—	—	—	0.8	—	0.8
Notes receivable	—	—	0.2	—	—	0.2
Derivative financial instruments	7.1	2.5	—	—	—	9.6
Restricted cash	—	—	5.7	—	—	5.7
	7.1	2.5	5.9	0.8	—	16.3
Non-current:
Orbital receivables	—	—	424.2	—	—	424.2
Financial assets, other:
Notes receivable	—	—	20.2	—	—	20.2
Derivative financial instruments	1.6	1.3	—	—	—	2.9
Long-term investments	—	—	—	27.4	—	27.4
Restricted cash	—	—	17.3	—	—	17.3
	1.6	1.3	37.5	27.4	—	67.8

As at December 31, 2017, included in long-term investments is an investment of $26.1 million (C$32.7 million) (December 31, 2016 - $24.4 million (C$32.7 million)) in unquoted equity securities in an entity over which the Company does not have significant influence. The fair value of these unquoted equity securities cannot be reliably determined due to the lack of an active market and are carried at cost.

	Financial	Derivative
	liabilities at	instruments
	fair value	in a qualifying	Other
	through	hedging	financial	Total carrying
	earnings	relationship	liabilities	amount
Financial liabilities:
Current:
Trade and other payables	$—	$—	$236.9	$236.9
Financial liabilities, other:
Non-trade payables	—	—	12.1	12.1
Derivative financial instruments	5.4	1.4	—	6.8
	5.4	1.4	12.1	18.9
Securitization liability	—	—	15.5	15.5
Long-term debt:
Current portion of long-term debt	—	—	11.4	11.4
Obligations under finance leases	—	—	6.7	6.7
	—	—	18.1	18.1
Non-current:
Financial liabilities, other:
Non-trade payables	—	—	11.7	11.7
Derivative financial instruments	1.4	0.7	—	2.1
	1.4	0.7	11.7	13.8
Securitization liability	—	—	90.8	90.8
Long-term debt:
Long-term debt	—	—	2,930.9	2,930.9
Obligations under finance leases	—	—	12.0	12.0
	—	—	2,942.9	2,942.9

As at December 31, 2016:

	Financial	Derivative
	assets at	instruments		Available-for-
	fair value	in a qualifying		sale
	through	hedging	Loans and	financial		Total carrying
	earnings	relationship	receivables	assets	Other	amount
Financial assets:
Current:
Cash and cash equivalents	$—	$—	$14.1	$—	$—	$14.1
Trade and other receivables:
Trade accounts receivable	—	—	175.9	—	—	175.9
Orbital receivables	—	—	27.1	—	—	27.1
Other receivables	—	—	5.7	—	22.4	28.1
	—	—	208.7	—	22.4	231.1
Financial assets, other:
Short-term
investments	—	—	—	5.8	—	5.8
Notes receivable	—	—	38.5	—	—	38.5
Derivative financial instruments	6.1	5.7	—	—	—	11.8
Restricted cash	—	—	8.6	—	—	8.6
	6.1	5.7	47.1	5.8	—	64.7
Non-current:
Orbital receivables	—	—	418.4	—	—	418.4
Financial assets, other:
Notes receivable	—	—	14.0	—	—	14.0
Derivative financial instruments	3.7	2.2	—	—	—	5.9
Long-term investments	—	—	—	24.4	—	24.4
Restricted cash	—	—	16.6	—	—	16.6
	3.7	2.2	30.6	24.4	—	60.9

	Financial	Derivative
	liabilities at	instruments
	fair value	in a qualifying	Other
	through	hedging	financial	Total carrying
	earnings	relationship	liabilities	amount
Financial liabilities:
Current:
Bank overdraft	$—	$—	$17.9	$17.9
Trade and other payables	—	—	186.0	186.0
Financial liabilities, other:
Non-trade payables	—	—	5.4	5.4
Derivative financial instruments	8.8	3.1	—	11.9
	8.8	3.1	5.4	17.3

Securitization liability	—	—	14.9	14.9

Long-term debt:
Long-term debt	—	—	99.9	99.9
Obligations under finance leases	—	—	2.0	2.0
	—	—	101.9	101.9
Non-current:
Financial liabilities, other:
Non-trade payables	—	—	12.6	12.6
Derivative financial instruments	1.3	1.5	—	2.8
	1.3	1.5	12.6	15.4
Securitization liability	—	—	106.3	106.3

Long-term debt:
Long-term debt	—	—	496.0	496.0
Obligations under finance leases	—	—	2.8	2.8
	—	—	498.8	498.8

Schedule of analysis financial instruments carried at fair value

December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Short-term investments	$0.8	$—	$—	$0.8
Derivative financial instruments	—	12.5	—	12.5
Total assets	$0.8	$12.5	$—	$13.3
Liabilities
Derivative financial instruments	$—	$8.9	$—	$8.9

During the year,  no transfers occurred between Level 1 and Level 2 financial instruments.

December 31, 2016	Level 1	Level 2	Level 3	Total
Assets
Short-term investments	$5.8	$—	$—	$5.8
Derivative financial instruments	—	17.9	—	17.9
Total assets	$5.8	$17.9	$—	$23.7
Liabilities
Derivative financial instruments	$—	$14.7	$—	$14.7

Schedule of trade receivables and allowance for doubtful accounts

	December 31,	December 31,
	2017	2016
Trade receivables	$282.8	$180.9
Less: allowance for doubtful accounts	(9.7)	(5.0)
Trade receivables, net of allowance for doubtful accounts	$273.1	$175.9

Schedule of aging of trade receivables at the reporting date

	December 31,	December 31,
	2017	2016
Not past due	$208.3	$130.1
Past due 1 - 30 days	52.5	15.0
Past due 31 - 90 days	6.8	5.7
Past due 90+ days	5.5	25.1
	$273.1	$175.9

Schedule of allowance for doubtful accounts

Balance as at December 31, 2015	$8.9
Allowance reversed	(3.7)
Foreign exchange	(0.2)
Balance as at December 31, 2016	5.0
Bad debt expense	4.7
Balance as at December 31, 2017	$9.7

Schedule of maturities of contractual cash flows of financial liabilities

			Maturing in			Maturing
	Carrying	Contractual	less than	Maturing in	Maturing in	beyond
December 31, 2017	amount	cash flows	1 year	1 to 2 years	2 to 5 years	5 years
Non-derivative financial liabilities:
Bank overdraft	$—	$—	$—	$—	$—	$—
Trade and other payables	236.8	236.8	236.8	—	—	—
Financial liabilities, other:
Non-trade payables	14.4	14.6	2.6	1.3	3.9	6.8
Securitization liability	106.3	108.8	16.3	15.6	57.3	19.6
Long-term debt:
Obligations under finance leases	18.8	20.5	7.4	6.4	6.7	—
Long-term debt, Including interest	2,942.2	3,799.1	169.9	160.5	1,407.7	2,061.0
	2,961.0	3,819.6	177.3	166.9	1,414.4	2,061.0
	3,318.5	4,179.8	433.0	183.8	1,475.6	2,087.4
Derivative financial liabilities:
Foreign exchange forward contracts	8.0	8.1	6.4	1.5	0.2	—
Other derivative instruments	0.9	0.9	0.4	0.4	0.1	—
	8.9	9.0	6.8	1.9	0.3	—
	$3,327.4	$4,188.8	$439.8	$185.7	$1,475.9	$2,087.4

			Maturing in			Maturing
	Carrying	Contractual	less than	Maturing in	Maturing in	beyond
December 31, 2016	amount	cash flows	1 year	1 to 2 years	2 to 5 years	5 years
Non-derivative financial liabilities:
Bank overdraft	$17.9	$17.9	$17.9	$—	$—	$—
Trade and other payables	186.0	186.0	186.0	—	—	—
Financial liabilities, other:
Non-trade payables	18.1	18.7	6.2	2.0	6.2	4.3
Securitization liability	121.2	151.9	22.6	22.3	63.9	43.1
Long-term debt:
Obligations under finance leases	4.8	5.1	2.4	1.7	1.0	—
Long-term debt, Including interest	596.0	694.2	119.2	20.3	400.9	153.8
	600.8	699.3	121.6	22.0	401.9	153.8
	944.0	1,073.7	354.3	46.3	472.0	201.1
Derivative financial liabilities:
Foreign exchange forward contracts	12.8	12.9	10.4	1.6	0.9	—
Other derivative instruments	1.9	1.9	1.5	0.3	0.1	—
	14.7	14.8	11.9	1.9	1.0	—
	$958.7	$1,088.5	$366.2	$48.2	$473.0	$201.1

Schedule of effect of an increase or decrease in interest rate risks

	50 basis points higher		50 basis points lower
		Effect on other	Effect on other
	Effect on	comprehensive	Effect on	comprehensive
	net earnings	income	net earnings	income
Interest rate risk	$(4.3)	$—	$4.3	$—

Schedule of foreign exchange forward contracts outstanding

				Carrying
		Average		value
	Notional	exchange		asset
December 31, 2017	amount	rate	Maturity dates	(liability)
Purchase contracts settled in Canadian dollars:
U.S. dollar	165.3	1.2742	January 2018 - Oct 2020	$(2.7)
Euro	15.7	1.4998	January 2018 - September 2020	0.2
British pound	2.4	1.6919	January 2018 - January 2019	—
Sales contracts settled in Canadian dollars:
U.S. dollar	311.5	1.2790	January 2018 - January 2021	$6.5
Euro	26.1	1.4926	January 2018 - January 2021	(0.6)
British pound	1.9	1.7206	January 2018 - January 2019	—
Purchase contracts settled in United States dollars:
Japanese yen	2,231.2	0.0092	March 2018 - March 2019	$(0.5)
Euro	31.9	1.1530	January 2018 - April 2019	2.1
Sales contracts settled in United States dollars:
Japanese yen	1,115.5	0.0092	March 2018 - March 2019	$0.2
Euro	57.6	1.1584	January 2018 - April 2019	(3.3)

				Carrying
		Average		value
	Notional	exchange		asset
December 31, 2016	amount	rate	Maturity dates	(liability)
Purchase contracts settled in Canadian dollars:
U.S. dollar	175.2	1.3100	January 2017 - March 2020	$3.8
Euro	14.8	1.4163	January 2017 - September 2018	0.1
British pound	3.1	1.8305	January 2017 - March 2018	(0.4)
Sales contracts settled in Canadian dollars:
U.S. dollar	282.4	1.2962	January 2017 - January 2021	$(8.5)
Euro	23.2	1.4414	January 2017 - January 2021	0.1
British pound	2.4	1.7976	January 2017 - March 2018	0.2
Purchase contracts settled in United States dollars:
Japanese yen	1,726.3	0.0096	March 2017 - March 2019	$(1.4)
Euro	11.7	1.0767	January 2017 - April 2017	(0.2)
Sales contracts settled in United States dollars:
Japanese yen	3,276.7	0.0084	January 2017 - October 2017	$(0.9)
Euro	126.9	1.1270	January 2017 - April 2019	6.9

Schedule of cash flows associated with designated cashflow hedge and carrying amounts of hedging instruments

			Maturing in			Maturing
	Carrying	Expected	less than	Maturing in	Maturing in	beyond
December 31, 2017	amount	cash flows	1 year	1 to 2 years	2 to 5 years	5 years
Foreign exchange forward contracts:
Assets	$3.8	$4.3	$3.0	$1.0	$0.3	$—
Liabilities	2.1	2.2	1.4	0.5	0.3	—

			Maturing in			Maturing
	Carrying	Expected	less than	Maturing in	Maturing in	beyond
December 31, 2016	amount	cash flows	1 year	1 to 2 years	2 to 5 years	5 years
Foreign exchange forward contracts:
Assets	$7.9	$8.1	$5.8	$1.6	$0.7	$—
Liabilities	4.6	4.7	3.1	0.8	0.8	—

Schedule of foreign exchange sensitivity

		Currency 1 strengthens 10%		Currency 1 weakens 10%
		against currency 2		against currency 2
			Effect on other		Effect on other
		Effect on	comprehensive	Effect on	comprehensive
Currency 1	Currency 2	net earnings	income	net earnings	income
December 31, 2017
U.S. dollar	Canadian dollar	$(7.6)	$(6.8)	$7.6	$6.8
British pound	Canadian dollar	—	0.1	—	(0.1)
Euro	Canadian dollar	(0.4)	(0.4)	0.4	0.4
New Zealand dollar	Canadian dollar	—	(0.1)	—	0.1
Euro	U.S. dollar	3.4	(1.4)	(3.4)	1.4
Japanese yen	U.S. dollar	0.2	—	(0.2)	—
December 31, 2016
U.S. dollar	Canadian dollar	$0.1	$(5.4)	$(0.1)	$5.4
Euro	Canadian dollar	(0.3)	(0.6)	0.3	0.6
Euro	U.S. dollar	4.9	(9.8)	(4.9)	9.8
Japanese yen	U.S. dollar	0.8	(2.5)	(0.8)	2.5

Schedule of carrying amounts of foreign exchange forward contracts that are subject to master netting agreements

	Gross
	and net
	amounts	Financial
	in the	instruments	Amount
	consolidated	that are	if presented
December 31, 2017	balance sheet	not offset	net
Derivative financial assets:
Foreign exchange forward contracts	$9.9	$6.5	$3.4
Derivative financial liabilities:
Foreign exchange forward contracts	8.0	6.5	1.5

	Gross
	and net
	amounts	Financial
	in the	instruments	Amount
	consolidated	that are	if presented
December 31, 2016	balance sheet	not offset	net
Derivative financial assets:
Foreign exchange forward contracts	$12.5	$8.1	$4.4
Other derivative instruments	5.3	—	5.3
	17.8	8.1	9.7
Derivative financial liabilities:
Foreign exchange forward contracts	12.7	8.1	4.6
Other derivative instruments	1.9	—	1.9
	14.6	8.1	6.5